PROVISIONS, COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jul. 02, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2020	208	29	237
Acquisition of API	9	—	9
Charged/(credited) to profit or loss:
Additional provisions recognised	73	3	76
Unused amounts reversed	(9)	—	(9)
Utilised during the period	(102)	—	(102)
Translation	1	1	2
Balance as at 2 July 2021	180	33	213
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.